Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Korea Aerospace Industries Ltd.	603,241	$19,049,985

Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	153,677	19,581,246

Airlines — 0.3%
Korean Air Lines Co. Ltd.	511,597	10,720,083

Auto Components — 3.0%
Hankook Tire & Technology Co. Ltd.	617,077	17,371,045
Hanon Systems	1,653,615	15,120,046
Hyundai Mobis Co. Ltd.	456,303	94,648,635

		127,139,726

Automobiles — 4.1%
Hyundai Motor Co.	1,020,414	104,533,797
Kia Motors Corp.	1,820,744	66,669,921

		171,203,718

Banks — 8.1%
BNK Financial Group Inc.	2,501,805	14,742,042
Hana Financial Group Inc.	2,034,646	61,582,859
Industrial Bank of Korea	2,079,446	20,686,188
KB Financial Group Inc.	2,628,275	102,469,681
Shinhan Financial Group Co. Ltd.	2,946,182	108,628,223
Woori Financial Group Inc.	3,440,221	34,077,455

		342,186,448

Biotechnology — 2.7%
Celltrion Inc.(a)(b)	591,925	87,198,874
Helixmith Co. Ltd.(a)(b)	176,372	13,573,394
Medy-Tox Inc.	45,636	11,679,942

		112,452,210

Building Products — 0.3%
KCC Corp.	60,873	11,183,542

Capital Markets — 2.0%
Korea Investment Holdings Co. Ltd.	339,242	20,593,194
Meritz Securities Co. Ltd.	3,218,577	11,581,046
Mirae Asset Daewoo Co. Ltd.	3,227,495	19,755,991
NH Investment & Securities Co. Ltd.	1,322,286	13,881,680
Samsung Securities Co. Ltd.	548,081	16,751,238

		82,563,149

Chemicals — 3.3%
Hanwha Chemical Corp.	953,746	14,171,140
Kumho Petrochemical Co. Ltd.	189,520	11,729,172
LG Chem Ltd.	306,538	79,544,425
Lotte Chemical Corp.	131,750	24,539,644
OCI Co. Ltd.	205,937	10,792,448

		140,776,829

Commercial Services & Supplies — 0.3%
S-1 Corp.	164,648	13,047,498

Communications Equipment — 0.3%
KMW Co. Ltd.(a)	274,157	10,769,915

Construction & Engineering — 2.2%
Daelim Industrial Co. Ltd.	235,117	17,895,287
Daewoo Engineering & Construction Co. Ltd.(a)	2,356,367	8,897,597
GS Engineering & Construction Corp.	551,834	14,016,018
HDC Hyundai Development Co-Engineering & Construction, Class E	358,676	8,396,386

Security	Shares	Value

Construction & Engineering (continued)
Hyundai Engineering & Construction Co. Ltd.	614,953	$21,320,176
Samsung Engineering Co. Ltd.(a)	1,274,296	20,282,576

		90,808,040

Construction Materials — 0.3%
POSCO Chemical Co. Ltd.(b)	272,948	11,115,268

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	328,878	10,330,080

Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,081,747	12,272,285

Electric Utilities — 1.0%
Korea Electric Power Corp.(a)	1,803,438	42,599,094

Electronic Equipment, Instruments & Components — 3.5%
LG Display Co. Ltd.(a)(b)	1,836,490	22,856,033
LG Innotek Co. Ltd.	134,881	13,931,746
Samsung Electro-Mechanics Co. Ltd.(b)	400,386	37,626,759
Samsung SDI Co. Ltd.	371,134	72,583,460

		146,997,998

Entertainment — 1.9%
NCSoft Corp.	121,581	50,746,673
Netmarble Corp.(a)(b)(c)	223,074	16,619,830
Pearl Abyss Corp.(a)(b)	68,494	10,745,408

		78,111,911

Food & Staples Retailing — 1.0%
BGF retail Co. Ltd.	79,178	11,261,824
E-MART Inc.	171,903	19,065,566
GS Retail Co. Ltd.	307,543	9,920,322

		40,247,712

Food Products — 1.0%
CJ CheilJedang Corp.	74,264	15,592,831
Orion Corp./Republic of Korea	199,828	17,425,631
Ottogi Corp.	17,581	8,290,748

		41,309,210

Gas Utilities — 0.2%
Korea Gas Corp.	309,965	9,814,749

Health Care Providers & Services — 0.4%
Celltrion Healthcare Co. Ltd.(a)(b)	420,430	17,530,523

Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.	914,872	22,733,347

Household Durables — 1.7%
LG Electronics Inc.	745,828	44,137,812
Woongjin Coway Co. Ltd.	385,796	29,265,819

		73,403,631

Industrial Conglomerates — 4.1%
CJ Corp.	150,920	11,767,965
Hanwha Corp.	475,785	9,889,110
LG Corp.	669,783	40,261,265
Lotte Corp.	317,695	9,588,813
Samsung C&T Corp.	588,168	49,248,457
SK Holdings Co. Ltd.	241,003	52,540,552

		173,296,162

Insurance — 3.0%
DB Insurance Co. Ltd.	415,755	19,605,938
Hanwha Life Insurance Co. Ltd.	4,312,935	8,361,869
Hyundai Marine & Fire Insurance Co. Ltd.	592,422	14,043,784

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Orange Life Insurance Ltd.(c)	398,291	$9,627,235
Samsung Fire & Marine Insurance Co. Ltd.	217,340	42,781,653
Samsung Life Insurance Co. Ltd.	511,663	31,016,442

		125,436,921

Interactive Media & Services — 4.3%
Kakao Corp.	359,729	47,358,811
NAVER Corp.	927,958	135,129,980

		182,488,791

Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	104,352	13,481,874

IT Services — 1.0%
Samsung SDS Co. Ltd.	245,975	40,712,960

Leisure Products — 0.8%
HLB Inc.(a)(b)	341,324	33,261,137

Life Sciences Tools & Services — 0.9%
Samsung Biologics Co. Ltd.(a)(b)(c)	117,495	39,143,447

Machinery — 2.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	426,842	9,522,319
Doosan Bobcat Inc.	486,233	12,884,979
Hyundai Heavy Industries Holdings Co. Ltd.	77,283	22,638,884
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	291,441	29,609,211
Samsung Heavy Industries Co. Ltd.(a)	3,545,571	20,892,498

		95,547,891

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	2,899,573	10,310,466

Media — 0.3%
Cheil Worldwide Inc.	664,448	13,304,149

Metals & Mining — 3.4%
Hyundai Steel Co.	675,572	18,159,769
Korea Zinc Co. Ltd.	66,124	22,728,988
POSCO	516,266	100,748,688

		141,637,445

Multiline Retail — 0.9%
Hyundai Department Store Co. Ltd.	157,934	11,124,843
Lotte Shopping Co. Ltd.	112,018	12,566,046
Shinsegae Inc.	67,008	15,969,819

		39,660,708

Oil, Gas & Consumable Fuels — 2.2%
GS Holdings Corp.	430,824	17,453,269
SK Innovation Co. Ltd.	403,465	50,042,435
S-Oil Corp.	339,682	25,652,656

		93,148,360

Personal Products — 2.9%
Amorepacific Corp.	232,690	37,233,552
AMOREPACIFIC Group	251,178	17,267,624
LG Household & Health Care Ltd.	63,141	67,623,388

		122,124,564

Pharmaceuticals — 0.7%
Hanmi Pharm Co. Ltd.	57,334	15,508,795
Yuhan Corp.	81,303	14,868,093

		30,376,888

Road & Rail — 0.3%
CJ Logistics Corp.(a)	91,830	12,245,037

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.8%
SK Hynix Inc.	3,604,102	$246,854,211

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	264,262	18,950,168

Technology Hardware, Storage & Peripherals — 21.8%
Samsung Electronics Co. Ltd.	21,614,465	920,465,300

Textiles, Apparel & Luxury Goods — 0.4%
Fila Korea Ltd.(b)	398,339	17,401,932

Tobacco — 1.5%
KT&G Corp.	788,409	65,280,786

Trading Companies & Distributors — 0.2%
Posco International Corp.	593,403	9,168,696

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	149,165	31,066,833

Total Common Stocks — 98.0% (Cost: $2,553,355,697)		4,133,312,923

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	218,527	13,339,370
Series 2, Preference Shares, NVS	295,121	20,313,539

		33,652,909

Chemicals — 0.2%
LG Chem Ltd., Preference Shares, NVS	79,667	11,263,928

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	116,957	8,693,921
LG Household & Health Care Ltd., Preference Shares, NVS	20,483	12,902,131

		21,596,052

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	102,892	3,558,514

Total Preferred Stocks — 1.6% (Cost: $58,063,772)		70,071,403

Rights

Personal Products — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(a)(b)	17,220	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	167,142,892	167,209,749

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	7,419,000	$7,419,000

		174,628,749

Total Short-Term Investments — 4.2% (Cost: $174,587,490)		174,628,749

Total Investments in Securities — 103.8% (Cost: $2,786,006,959)		4,378,013,075

Other Assets, Less Liabilities — (3.8)%		(159,380,609)

Net Assets — 100.0%		$4,218,632,466

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,603,206	(35,460,314)	167,142,892	$167,209,749	$2,919,118	(a)	$(8,585)	$(10,588)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,894,000	525,000	7,419,000	7,419,000	24,422		—	—

				$174,628,749	$2,943,540		$(8,585)	$(10,588)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	241	12/12/19	$14,158	$490,999

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI South Korea ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$4,133,312,923	$—		$—	$4,133,312,923
Preferred Stocks	70,071,403	—		—	70,071,403
Rights	—	0	(a)	—	0	(a)
Money Market Funds	174,628,749	—		—	174,628,749

	$4,378,013,075	$0	(a)	$—	$4,378,013,075

Derivative financial instruments(b)
Assets
Futures Contracts	$490,999	$—		$—	$490,999

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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